Significant accounting estimates and assumptions_Bank's sensitivity analysis on expected credit loss provisions (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
GDP growth rate
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Description Of Correlation between credit risk and macroeconomic indicators	Negative(-) Correlation
GDP growth rate | Increase by 1% point
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	₩ (86,086)
GDP growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	₩ 96,177
Consumer Price Index
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Description Of Correlation between credit risk and macroeconomic indicators	Negative(-) Correlation
Consumer Price Index | Increase by 1% point
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	₩ (15,807)
Consumer Price Index | Decrease by 1% point
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	₩ 17,119
Home Price Index
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Description Of Correlation between credit risk and macroeconomic indicators	Negative(-) Correlation